Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt excl. debt securities issued	kr 7,153	kr 15,230
Debt securities issued	319,117	279,770
Total	326,270	295,000
SKR
Debt
Total	13,656	24,672
USD
Debt
Total	238,055	202,158
JPY
Debt
Total	17,596	20,852
EUR
Debt
Total	32,664	19,841
Other currencies
Debt
Total	24,299	27,477
Exchange-rate related contracts
Debt
Debt securities issued	8,714	25,112
Total	8,714	25,112
Interest rate related contracts
Debt
Debt excl. debt securities issued	7,153	15,230
Debt securities issued	299,240	254,298
Total	306,393	269,528
Equity related contracts
Debt
Debt securities issued	10,797	223
Total	10,797	223
Contracts related to raw materials, credit risk etc.
Debt
Debt securities issued	366	137
Total	kr 366	kr 137